Scudder
                                                                 Investments(SM)
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Scudder Latin America Fund

Supplement to Prospectus
Dated March 1, 2000

The following information replaces the current disclosure for Scudder Latin America Fund in "The portfolio managers" section on page 16 of the prospectus:

The following persons handle the day-to-day management of the fund:

Paul Rogers
Lead Portfolio Manager
  o Began investment career in 1985
  o Joined the adviser in 1994
  o Joined the fund team in 1996

Tara C. Kenney
  o Began investment career in 1994
  o Joined the adviser in 1995
  o Joined the fund team in 1996




January 12, 2001